NOTE 9 EARNINGS (LOSS) PER SHARE (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Details
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	112,500	112,500